Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended								12 Months Ended																				12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Building And Building Improvements Member	Dec. 31, 2011 Furniture and equipment (including computer equipment)	Dec. 31, 2011 Internal-use software reported in property and equipment [Member]	Dec. 31, 2011 Internally developed software	Dec. 31, 2011 International Segment [Member]	Dec. 31, 2010 International Segment [Member]	Dec. 31, 2009 International Segment [Member]	Dec. 31, 2011 Accounting Standards Update 201026 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2010 Accounting Standards Update 201026 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2009 Accounting Standards Update 201026 [Member] Scenario, Previously Reported [Member]	Dec. 31, 2011 Accounting Standards Update 201026 [Member] Scenario, Previously Reported [Member] International Segment [Member]	Dec. 31, 2010 Accounting Standards Update 201026 [Member] Scenario, Previously Reported [Member] International Segment [Member]	Dec. 31, 2009 Accounting Standards Update 201026 [Member] Scenario, Previously Reported [Member] International Segment [Member]	Dec. 31, 2011 Accounting Standards Update 201026 [Member] Restatement Adjustment [Member]	Dec. 31, 2010 Accounting Standards Update 201026 [Member] Restatement Adjustment [Member]	Dec. 31, 2009 Accounting Standards Update 201026 [Member] Restatement Adjustment [Member]	Dec. 31, 2008 Accounting Standards Update 201026 [Member] Restatement Adjustment [Member]	Dec. 31, 2011 Accounting Standards Update 201026 [Member] Restatement Adjustment [Member] International Segment [Member]	Dec. 31, 2010 Accounting Standards Update 201026 [Member] Restatement Adjustment [Member] International Segment [Member]	Dec. 31, 2009 Accounting Standards Update 201026 [Member] Restatement Adjustment [Member] International Segment [Member]
Consolidated Statement Of Income
Revenue, excluding other revenues									$ 21,744,000,000	$ 20,993,000,000	$ 18,294,000,000								$ 21,744,000,000	$ 20,993,000,000	$ 18,294,000,000				$ 0	$ 0	$ 0
Other revenues									244,000,000	254,000,000	116,000,000					17,000,000	25,000,000	18,000,000	254,000,000	260,000,000	120,000,000				(10,000,000)	(6,000,000)	(4,000,000)
Total revenues	5,460,000,000	5,610,000,000	5,507,000,000	5,411,000,000	5,427,000,000	5,264,000,000	5,352,000,000	5,204,000,000	21,988,000,000	21,247,000,000	18,410,000,000					3,103,000,000	2,375,000,000	1,969,000,000	21,998,000,000	21,253,000,000	18,414,000,000				(10,000,000)	(6,000,000)	(4,000,000)
Benefits and expenses, excluding other operating expenses									13,927,000,000	13,457,000,000	11,066,000,000								13,927,000,000	13,457,000,000	11,066,000,000				0	0	0
Other operating expenses									6,185,000,000	5,988,000,000	5,491,000,000								6,103,000,000	5,926,000,000	5,450,000,000				82,000,000	62,000,000	41,000,000
Total benefits and expenses									20,112,000,000	19,445,000,000	16,557,000,000								20,030,000,000	19,383,000,000	16,516,000,000				82,000,000	62,000,000	41,000,000
Income before Income Taxes									1,876,000,000	1,802,000,000	1,853,000,000								1,968,000,000	1,870,000,000	1,898,000,000				(92,000,000)	(68,000,000)	(45,000,000)
Current income taxes									398,000,000	331,000,000	275,000,000								398,000,000	331,000,000	275,000,000				0	0	0
Deferred income taxes									217,000,000	188,000,000	284,000,000								242,000,000	190,000,000	319,000,000				(25,000,000)	(2,000,000)	(35,000,000)
Total taxes									615,000,000	519,000,000	559,000,000					100,000,000	93,000,000	35,000,000	640,000,000	521,000,000	594,000,000				(25,000,000)	(2,000,000)	(35,000,000)
Income from Discontinued Operations, Net of Taxes									0	0	1,000,000								0	0	1,000,000				0	0	0
Net Income									1,261,000,000	1,283,000,000	1,295,000,000								1,328,000,000	1,349,000,000	1,305,000,000				(67,000,000)	(66,000,000)	(10,000,000)
Less: Net Income Attributable to Noncontrolling Interest									1,000,000	4,000,000	3,000,000								1,000,000	4,000,000	3,000,000				0	0	0
Net Income (Loss)	273,000,000	183,000,000	391,000,000	413,000,000	445,000,000	294,000,000	282,000,000	258,000,000	1,260,000,000	1,279,000,000	1,292,000,000								1,327,000,000	1,345,000,000	1,302,000,000				(67,000,000)	(66,000,000)	(10,000,000)
Earnings Per Share [Abstract]
Basic	$ 0.99	$ 0.68	$ 1.46	$ 1.53	$ 1.65	$ 1.09	$ 1.03	$ 0.94	$ 4.65	$ 4.69	$ 4.71								$ 4.90	$ 4.93	$ 4.75				$ (0.25)	$ (0.24)	$ (0.04)
Diluted	$ 0.98	$ 0.67	$ 1.43	$ 1.51	$ 1.63	$ 1.08	$ 1.02	$ 0.93	$ 4.59	$ 4.65	$ 4.69								$ 4.84	$ 4.89	$ 4.73				$ (0.25)	$ (0.24)	$ (0.04)
Balance Sheet
Deferred policy acquisition costs	817,000,000				701,000,000				817,000,000	701,000,000									1,312,000,000	1,122,000,000					(495,000,000)	(421,000,000)
Deferred income taxes, net	803,000,000				930,000,000				803,000,000	930,000,000									632,000,000	782,000,000					171,000,000	148,000,000
Other assets, including other intangibles	1,750,000,000				1,222,000,000				1,750,000,000	1,222,000,000									1,776,000,000	1,238,000,000					(26,000,000)	(16,000,000)
All other assets	47,327,000,000				42,540,000,000				47,327,000,000	42,540,000,000									47,327,000,000	42,540,000,000					0	0
Total assets	50,697,000,000				45,393,000,000				50,697,000,000	45,393,000,000									51,047,000,000	45,682,000,000					(350,000,000)	(289,000,000)
Net translation foreign currencies	3,000,000				25,000,000				3,000,000	25,000,000									(3,000,000)	25,000,000					6,000,000	0
Retained earnings	10,787,000,000				9,590,000,000				10,787,000,000	9,590,000,000									11,143,000,000	9,879,000,000					(356,000,000)	(289,000,000)
Other shareholder's equity	(2,796,000,000)				(3,259,000,000)				(2,796,000,000)	(3,259,000,000)									(2,796,000,000)	(3,259,000,000)					0	0
Total shareholders' equity	7,994,000,000				6,356,000,000				7,994,000,000	6,356,000,000									8,344,000,000	6,645,000,000					(350,000,000)	(289,000,000)		(200,000,000)
Statement of Cash Flows
Net Income									1,261,000,000	1,283,000,000	1,295,000,000								1,328,000,000	1,349,000,000	1,305,000,000				(67,000,000)	(66,000,000)	(10,000,000)
Deferred income taxes									217,000,000	188,000,000	284,000,000								242,000,000	190,000,000	319,000,000				(25,000,000)	(2,000,000)	(35,000,000)
Deferred policy acquisition costs									(129,000,000)	(94,000,000)	(68,000,000)								(211,000,000)	(156,000,000)	(109,000,000)				82,000,000	62,000,000	41,000,000
Other assets									(307,000,000)	3,000,000	456,000,000								(317,000,000)	(3,000,000)	452,000,000				10,000,000	6,000,000	4,000,000
Segment information: International
Premiums and fees, mail order pharmacy revenues and other revenues																3,007,000,000	2,293,000,000	1,900,000,000				3,017,000,000	2,299,000,000	1,904,000,000					(10,000,000)	(6,000,000)	(4,000,000)
Segment earnings									1,219,000,000	1,229,000,000	1,317,000,000					219,000,000	177,000,000	173,000,000				286,000,000	243,000,000	183,000,000					(67,000,000)	(66,000,000)	(10,000,000)
Significant Accounting Policies Text Details [Abstract]
Cumulative effect of adoption of OTTI guidance											18,000,000
Allowance for doubtful accounts neted against premiums, accounts and notes receivable	45,000,000				49,000,000				45,000,000	49,000,000
Allowance for doubtful accounts neted against reinsurance recoverables	5,000,000				10,000,000				5,000,000	10,000,000
Amortization for policy acquisition costs recorded in other operating expense									259,000,000	251,000,000	242,000,000
Finite Lived Intangible Assets Useful Life Minimum									1
Finite Lived Intangible Assets Useful Life Maximum									30
Finite Lived Intangible Assets Amortization Method									acclerated or straight-line
Future policy benefits interest rate assumptions range low									1.00%
Future policy benefits interest rate assumptions range high									10.00%
Discount rate assumption for investments supporting LTD and Workers' comp claim liabilities range low	3.80%								3.80%
Discount rate assumption for investments supporting LTD and Workers' comp claim liabilities range high	6.25%								6.25%
Discounted liability for long-term disability and workers' compensation business	3,200,000,000				3,100,000,000				3,200,000,000	3,100,000,000
Percentage of total life insurance in force that is participating business	1.00%								1.00%
Rehabilitation period minimum for foreclosed properties									3
Rehabilitation Period in Years Maximum For Foreclosed Properties									5
Segment Reporting Goodwill [Line Items]
Goodwill	$ 3,164,000,000				$ 3,119,000,000				$ 3,164,000,000	$ 3,119,000,000
Property Plant And Equipment [Line Items]
Property Plant And Equipment Useful Life Minimum												10	3	1	3
Property Plant And Equipment Useful Life Maximum												40	10	5	7